Document and Entity Information	Feb. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2026
Entity Registrant Name	SALLY BEAUTY HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-33145
Entity Tax Identification Number	36-2257936
Entity Address Address Line 1	7900 Windrose Avenue
Entity Address City Or Town	Plano
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75024
City Area Code	800
Local Phone Number	777-5706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SBH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001368458